Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net real estate sales	$ 1,524,968,403	$ 1,134,466,776	$ 892,825,892
Real estate lease income	5,946,051	6,573,263	4,936,186
Real estate management services income	30,022,747	21,611,201	21,563,570
Other revenue	687,492	1,672,758	422,025
Total revenue	1,561,624,693	1,164,323,998	919,747,673
Cost of real estate sales	(1,174,571,926)	(866,242,863)	(650,573,170)
Cost of real estate lease income	(3,682,645)	(3,956,322)	(3,173,215)
Cost of real estate management services	(24,281,442)	(19,442,859)	(20,439,545)
Other costs	(1,100,367)	(1,691,848)	(3,396,187)
Total costs of revenue	(1,203,636,380)	(891,333,892)	(677,582,117)
Gross profit	357,988,313	272,990,106	242,165,556
Operating expenses	(178,629,347)	(167,455,085)	(145,116,061)
Operating income	179,358,966	105,535,021	97,049,495
Interest income	20,916,567	24,503,736	14,577,322
Interest expense	(29,856,832)	(20,281,416)	(28,200,767)
Net realized gain on short-term investments	2,505,696	603,078	3,128,014
Share of income (loss) in an equity investee	(324,612)	2,234,635	(1,691,897)
Loss on extinguishment of debt	(12,123,750)	0	(9,848,931)
Exchange gains	458,959	403,286	706,108
Unrealized income on short-term investments	235,334	49,443	122,033
Other income	4,540,227	5,945,120	3,212,606
Income from operations before income taxes	165,710,555	118,992,903	79,053,983
Income tax benefit /(expense)	(86,247,875)	(52,511,318)	(30,557,618)
Net income	79,462,680	66,481,585	48,496,365
Depreciation and amortization	8,688,384	8,751,664	6,998,122
Capital expenditure	6,461,532	39,125,572	18,695,933
Real estate properties development for sale	0	0	1,185,217
Real estate properties development completed	477,179,252	24,076,559	12,308,999
Real estate properties under development	1,719,135,164	1,887,321,801	1,714,575,052
Real estate properties held for lease	159,873,934	71,132,582	69,223,748
Total long-lived assets	305,000,171	285,919,467	161,067,575
Total assets	4,236,445,290	3,548,883,184	3,231,526,234
Henan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	368,866,778	251,681,188	310,236,873
Real estate lease income	3,588,434	4,484,591	2,991,909
Real estate management services income	1,161,150	0	0
Other revenue	303,521	1,396,463	110,500
Total revenue	373,919,883	257,562,242	313,339,282
Cost of real estate sales	(252,522,117)	(160,197,316)	(210,789,926)
Cost of real estate lease income	(1,792,349)	(2,202,367)	(2,574,534)
Cost of real estate management services	(979,218)	(18,161)	(557,509)
Other costs	(525,052)	178,610	(1,247,446)
Total costs of revenue	(255,818,736)	(162,239,234)	(215,169,415)
Gross profit	118,101,147	95,323,008	98,169,867
Operating expenses	(41,459,159)	(51,882,922)	(58,981,130)
Operating income	76,641,988	43,440,086	39,188,737
Interest income	18,611,346	23,284,854	10,797,806
Interest expense	(6,312,134)	21,612,239	(471,635)
Net realized gain on short-term investments	1,316,577	0	3,128,014
Share of income (loss) in an equity investee	(688,363)	2,234,635	(1,691,897)
Loss on extinguishment of debt	0	0	0
Exchange gains	461,627	403,286	706,108
Unrealized income on short-term investments	7,862	0	120,146
Other income	4,534,357	0	0
Income from operations before income taxes	94,573,260	90,975,100	51,777,279
Income tax benefit /(expense)	(13,089,933)	(16,234,099)	1,897,892
Net income	81,483,327	74,741,001	53,675,171
Depreciation and amortization	5,477,178	5,569,343	5,056,099
Capital expenditure	5,257,710	4,249,718	6,317,246
Real estate properties development for sale	0	0	0
Real estate properties development completed	39,369,770	4,775,131	10,174,728
Real estate properties under development	376,001,881	313,105,983	122,442,706
Real estate properties held for lease	38,584,030	42,511,937	45,892,107
Total long-lived assets	104,319,601	221,202,024	91,997,422
Total assets	1,376,946,330	1,064,084,941	868,110,770
Shandong [Member]
Segment Reporting Information [Line Items]
Net real estate sales	169,605,220	186,222,554	192,437,765
Real estate lease income	172,198	202,892	218,320
Real estate management services income	0	0	0
Other revenue	102,415	30,659	110,166
Total revenue	169,879,833	186,456,105	192,766,251
Cost of real estate sales	(142,763,272)	(149,867,847)	(146,862,778)
Cost of real estate lease income	(287,832)	(285,974)	29,388
Cost of real estate management services	0	0	0
Other costs	(100,695)	(376,070)	(1,303,518)
Total costs of revenue	(143,151,799)	(150,529,891)	(148,136,908)
Gross profit	26,728,034	35,926,214	44,629,343
Operating expenses	(8,682,365)	(13,528,548)	(8,891,116)
Operating income	18,045,669	22,397,666	35,738,227
Interest income	974,322	237,687	903,353
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	3,212,606
Income from operations before income taxes	19,019,991	22,635,353	39,854,186
Income tax benefit /(expense)	(11,666,859)	(9,901,175)	(9,997,111)
Net income	7,353,132	12,734,178	29,857,075
Depreciation and amortization	411,694	400,733	255,701
Capital expenditure	57,511	172,853	187,745
Real estate properties development for sale	0	0	0
Real estate properties development completed	2,309,387	0	778,376
Real estate properties under development	236,984,737	275,709,393	230,512,631
Real estate properties held for lease	5,604,196	4,487,714	5,053,480
Total long-lived assets	11,597,849	6,683,031	7,323,161
Total assets	372,574,301	457,041,948	501,351,668
Jiangsu [Member]
Segment Reporting Information [Line Items]
Net real estate sales	349,616,790	371,469,943	175,960,358
Real estate lease income	0	0	651
Real estate management services income	0	0	0
Other revenue	471	308,026	57,357
Total revenue	349,617,261	371,777,969	176,018,366
Cost of real estate sales	(273,738,274)	(305,417,991)	(138,838,903)
Cost of real estate lease income	(1,328,100)	(1,416,157)	(575,529)
Cost of real estate management services	0	0	0
Other costs	(69,971)	(641,646)	(391,538)
Total costs of revenue	(275,136,345)	(307,475,794)	(139,805,970)
Gross profit	74,480,916	64,302,175	36,212,396
Operating expenses	(12,234,106)	(15,826,805)	(12,928,183)
Operating income	62,246,810	48,475,370	23,284,213
Interest income	262,675	442,560	471,254
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	62,509,485	48,917,930	23,755,467
Income tax benefit /(expense)	(28,647,951)	(32,061)	(3,452,056)
Net income	33,861,534	48,885,869	20,303,411
Depreciation and amortization	1,442,768	1,542,209	684,087
Capital expenditure	19,302	31,524	175,551
Real estate properties development for sale	0	0	0
Real estate properties development completed	94,008,195	19,301,428	1,069,768
Real estate properties under development	104,989,367	307,172,930	476,026,887
Real estate properties held for lease	20,648,238	23,416,217	17,464,831
Total long-lived assets	23,848,516	27,947,425	23,139,244
Total assets	355,881,279	655,880,819	642,378,579
Sichuan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	76,489,749	36,372,298	9,912,254
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	0	80,142	29,585
Total revenue	76,489,749	36,452,440	9,941,839
Cost of real estate sales	(58,762,806)	(32,313,894)	(9,125,435)
Cost of real estate lease income	0	0	0
Cost of real estate management services	0	0	0
Other costs	0	(3,615)	(16,975)
Total costs of revenue	(58,762,806)	(32,317,509)	(9,142,410)
Gross profit	17,726,943	4,134,931	799,429
Operating expenses	(3,329,524)	(3,672,935)	(3,229,614)
Operating income	14,397,419	461,996	(2,430,185)
Interest income	71,673	18,752	8,312
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	14,469,092	480,748	(2,421,873)
Income tax benefit /(expense)	(5,223,645)	(1,344,687)	681,784
Net income	9,245,447	(863,939)	(1,740,089)
Depreciation and amortization	61,572	64,082	38,685
Capital expenditure	11,035	0	296,976
Real estate properties development for sale	0	0	0
Real estate properties development completed	0	0	0
Real estate properties under development	202,565,917	223,653,822	213,243,863
Real estate properties held for lease	0	0	0
Total long-lived assets	6,708,295	9,036,881	10,904,402
Total assets	228,454,473	206,485,216	125,561,644
Beijing [Member]
Segment Reporting Information [Line Items]
Net real estate sales	23,722,289	166,775,534	188,579,891
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	280,007	318,271	11,717
Total revenue	24,002,296	167,093,805	188,591,608
Cost of real estate sales	(30,743,520)	(118,868,527)	(133,519,235)
Cost of real estate lease income	0	0	0
Cost of real estate management services	0	0	0
Other costs	(404,649)	(835,555)	(364,326)
Total costs of revenue	(31,148,169)	(119,704,082)	(133,883,561)
Gross profit	(7,145,873)	47,389,723	54,708,047
Operating expenses	(38,841,455)	(32,178,776)	(27,689,927)
Operating income	(45,987,328)	15,210,947	27,018,120
Interest income	246,892	331,042	375,674
Interest expense	0	0	0
Net realized gain on short-term investments	(1,742)	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	(130,591)	0	0
Unrealized income on short-term investments	0	0	1,887
Other income	0	0	0
Income from operations before income taxes	(45,872,769)	15,541,989	27,395,681
Income tax benefit /(expense)	15,322,784	(13,479,368)	(18,646,689)
Net income	(30,549,985)	2,062,621	8,748,992
Depreciation and amortization	454,728	515,150	446,531
Capital expenditure	744,844	33,952,563	57,767
Real estate properties development for sale	0	0	0
Real estate properties development completed	52,671,437	0	0
Real estate properties under development	149,726,569	62,561,492	124,555,677
Real estate properties held for lease	0	0	0
Total long-lived assets	3,241,238	6,958,865	3,896,449
Total assets	284,898,971	346,527,256	427,431,672
Hainan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	12,699,957	3,534,278	6,526,065
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	0	8,157	391
Total revenue	12,699,957	3,542,435	6,526,456
Cost of real estate sales	(8,544,624)	(2,337,677)	(4,137,467)
Cost of real estate lease income	0	0	0
Cost of real estate management services	0	0	0
Other costs	0	(324)	(17)
Total costs of revenue	(8,544,624)	(2,338,001)	(4,137,484)
Gross profit	4,155,333	1,204,434	2,388,972
Operating expenses	(4,028,044)	(6,617,557)	(3,855,809)
Operating income	127,289	(5,413,123)	(1,466,837)
Interest income	18,809	3,968	4,974
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	4,677,244	0
Income from operations before income taxes	146,098	(731,911)	(1,461,863)
Income tax benefit /(expense)	(556,388)	163,491	(737,457)
Net income	(410,290)	(568,420)	(2,199,320)
Depreciation and amortization	208,161	208,486	95,456
Capital expenditure	28,005	127,550	698,842
Real estate properties development for sale	0	0	0
Real estate properties development completed	0	0	0
Real estate properties under development	137,338,481	101,059,710	80,188,420
Real estate properties held for lease	0	0	0
Total long-lived assets	408,197	553,186	690,086
Total assets	207,361,083	135,047,439	52,944,306
Hunan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	105,494,573	42,191,276	4,109,978
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	0	2,332	244
Total revenue	105,494,573	42,193,608	4,110,222
Cost of real estate sales	(75,514,694)	(30,095,959)	(3,632,997)
Cost of real estate lease income	0	0	0
Cost of real estate management services	0	0	0
Other costs	0	0	(32,560)
Total costs of revenue	(75,514,694)	(30,095,959)	(3,665,557)
Gross profit	29,979,879	12,097,649	444,665
Operating expenses	(6,372,468)	(5,090,601)	(3,234,163)
Operating income	23,607,411	7,007,048	(2,789,498)
Interest income	91,757	45,592	16,913
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	23,699,168	7,052,640	(2,772,585)
Income tax benefit /(expense)	(13,925,672)	(5,634,909)	(543,422)
Net income	9,773,496	1,417,731	(3,316,007)
Depreciation and amortization	82,330	76,304	24,944
Capital expenditure	13,599	146,074	242,276
Real estate properties development for sale	0	0	0
Real estate properties development completed	0	0	0
Real estate properties under development	188,578,773	157,166,855	145,738,966
Real estate properties held for lease	0	0	0
Total long-lived assets	728,371	468,620	528,484
Total assets	276,634,140	110,988,357	99,029,288
Shanghai [Member]
Segment Reporting Information [Line Items]
Net real estate sales	100,003,503	70,058,447	0
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	0	0	0
Total revenue	100,003,503	70,058,447	0
Cost of real estate sales	(89,067,765)	(62,366,015)	0
Cost of real estate lease income	0	0	0
Cost of real estate management services	0	0	0
Other costs	0	0	0
Total costs of revenue	(89,067,765)	(62,366,015)	0
Gross profit	10,935,738	7,692,432	0
Operating expenses	(3,120,707)	(4,346,174)	(2,353,439)
Operating income	7,815,031	3,346,258	(2,353,439)
Interest income	83,756	134,580	9,647
Interest expense	0	0	0
Net realized gain on short-term investments	0	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	0	0	0
Income from operations before income taxes	7,898,787	3,480,838	(2,343,792)
Income tax benefit /(expense)	(3,089,750)	(1,259,900)	(505,771)
Net income	4,809,037	2,220,938	(2,849,563)
Depreciation and amortization	77,851	83,175	35,727
Capital expenditure	0	0	371,198
Real estate properties development for sale	0	0	0
Real estate properties development completed	91,307,299	0	0
Real estate properties under development	0	155,309,860	192,275,659
Real estate properties held for lease	0	0	0
Total long-lived assets	2,935,885	391,481	761,721
Total assets	111,855,238	128,502,762	197,356,138
Tianjin [Member]
Segment Reporting Information [Line Items]
Net real estate sales	39,912,406	4,631,258
Real estate lease income	0
Real estate management services income	0	0
Other revenue	1,078	1,333
Total revenue	39,913,484	4,632,591
Cost of real estate sales	(22,837,517)	(3,534,525)
Cost of real estate lease income	0	0
Cost of real estate management services	0	0
Other costs	0	(8,424)
Total costs of revenue	(22,837,517)	(3,542,949)
Gross profit	17,075,967	1,089,642
Operating expenses	(16,533,371)	(10,002,768)
Operating income	542,596	(8,913,126)
Interest income	123,642	2,966
Interest expense	0	0
Net realized gain on short-term investments	0	0
Share of income (loss) in an equity investee	0	0
Loss on extinguishment of debt	0	0
Exchange gains	0	0
Unrealized income on short-term investments	0	0
Other income	0	0
Income from operations before income taxes	666,238	(8,910,160)
Income tax benefit /(expense)	(3,217,994)	1,739,065
Net income	(2,551,756)	(7,171,095)
Depreciation and amortization	8,278	3,839
Capital expenditure	1,029	52,401
Real estate properties development for sale	0	0
Real estate properties development completed	0	0
Real estate properties under development	13,222,946	57,207,564
Total long-lived assets	704,754	751,519
Total assets	96,510,964	19,201,186
Shaanxi [Member]
Segment Reporting Information [Line Items]
Net real estate sales	126,550,015
Real estate lease income	284,294
Real estate management services income	0
Other revenue	0
Total revenue	126,834,309
Cost of real estate sales	(91,274,052)
Cost of real estate lease income	(225,776)
Cost of real estate management services	0
Other costs	0
Total costs of revenue	(91,499,828)
Gross profit	35,334,481
Operating expenses	(10,239,653)
Operating income	25,094,828
Interest income	92,040
Interest expense	0
Net realized gain on short-term investments	0
Share of income (loss) in an equity investee	0
Loss on extinguishment of debt	0
Exchange gains	0
Unrealized income on short-term investments	0
Other income	0
Income from operations before income taxes	25,186,868
Income tax benefit /(expense)	(12,955,165)
Net income	12,231,703
Depreciation and amortization	106,653
Capital expenditure	8,593
Real estate properties development for sale	0
Real estate properties development completed	0
Real estate properties under development	166,266,501
Real estate properties held for lease	94,413,043
Total long-lived assets	126,050,051
Total assets	357,288,809
United States [Member]
Segment Reporting Information [Line Items]
Net real estate sales	152,007,123	1,530,000	4,921,331
Real estate lease income	0	0	0
Real estate management services income	0	0	0
Other revenue	0	0	0
Total revenue	152,007,123	1,530,000	4,921,331
Cost of real estate sales	(128,803,285)	(1,243,112)	(4,643,722)
Cost of real estate lease income	0	0	0
Cost of real estate management services	0	0	0
Other costs	0	0	0
Total costs of revenue	(128,803,285)	(1,243,112)	(4,643,722)
Gross profit	23,203,838	286,888	277,609
Operating expenses	(11,002,123)	(4,971,109)	(5,783,635)
Operating income	12,201,715	(4,684,221)	(5,506,026)
Interest income	0	0	0
Interest expense	(3,444,399)	17,587,083	0
Net realized gain on short-term investments	0	0	0
Share of income (loss) in an equity investee	0	0	0
Loss on extinguishment of debt	0	0	0
Exchange gains	0	0	0
Unrealized income on short-term investments	0	0	0
Other income	2,487	2,950	0
Income from operations before income taxes	8,759,803	12,905,812	(5,506,026)
Income tax benefit /(expense)	(8,388,686)	2,825,203	2,243,056
Net income	371,117	15,731,015	(3,262,970)
Depreciation and amortization	106,407	50,985	147,349
Capital expenditure	25,770	136,065	10,130,497
Real estate properties development for sale	0	0	1,185,217
Real estate properties development completed	197,513,164	0	0
Real estate properties under development	133,498,536	226,208,448	119,947,878
Real estate properties held for lease	0	0	0
Total long-lived assets	2,622,106	8,659,744	11,488,178
Total assets	405,887,507	162,538,391	36,990,997
Others [Member]
Segment Reporting Information [Line Items]
Net real estate sales	0	0	141,377
Real estate lease income	1,901,125	1,885,780	1,725,306
Real estate management services income	28,861,597	21,611,201	21,563,570
Other revenue	0	(472,625)	102,065
Total revenue	30,762,722	23,024,356	23,532,318
Cost of real estate sales	0	0	977,293
Cost of real estate lease income	(48,588)	(51,824)	(52,540)
Cost of real estate management services	(23,302,224)	(19,424,698)	(19,882,036)
Other costs	0	(4,824)	(39,807)
Total costs of revenue	(23,350,812)	(19,481,346)	(18,997,090)
Gross profit	7,411,910	3,543,010	4,535,228
Operating expenses	(22,786,372)	(19,336,890)	(18,169,045)
Operating income	(15,374,462)	(15,793,880)	(13,633,817)
Interest income	339,655	1,735	1,989,389
Interest expense	(20,100,299)	(59,480,738)	(27,729,132)
Net realized gain on short-term investments	1,190,861	603,078	0
Share of income (loss) in an equity investee	363,751	0	0
Loss on extinguishment of debt	(12,123,750)	0	(9,848,931)
Exchange gains	127,923	0	0
Unrealized income on short-term investments	227,472	49,443	0
Other income	3,383	1,264,926	0
Income from operations before income taxes	(45,345,466)	(73,355,436)	(49,222,491)
Income tax benefit /(expense)	(808,616)	(9,352,878)	(1,497,844)
Net income	(46,154,082)	(82,708,314)	(50,720,335)
Depreciation and amortization	250,763	237,358	213,543
Capital expenditure	294,134	256,824	217,835
Real estate properties development for sale	0	0	0
Real estate properties development completed	0	0	286,127
Real estate properties under development	9,961,456	8,165,744	9,642,365
Real estate properties held for lease	624,427	716,714	813,330
Total long-lived assets	21,835,308	3,266,691	10,338,428
Total assets	$ 162,152,195	$ 262,584,869	$ 280,371,172